Intangible assets, royalties and goodwill (FY) (Details) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 19, 2019	May 31, 2019	Apr. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales				$ 11,135,000	$ 3,932,000	$ 33,302,000	$ 11,567,000	$ 15,577,000	$ 14,785,000
Amortization expense of intangible assets								$ 100,000	0
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives						10 years 3 months 18 days		10 years
Gross Carrying Amount						$ 14,690,000	0	$ 0
Additions								15,676,000
Adjustments								(986,000)
Gross Carrying Amount				14,690,000		14,690,000		14,690,000	0
Accumulated Amortization				(1,194,000)		(1,194,000)		(49,000)
Net Carrying Amount				13,496,000		13,496,000		14,641,000	0
Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales	$ 700,000
Licensing Agreements [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Payment of upfront fees in equity		$ 1,000,000.0	$ 1,000,000
Payment of agreed minimum royalty								600,000
Impairment of intangible assets								$ 900,000
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives								0 years
Gross Carrying Amount						$ 0	0	$ 0
Additions								986,000
Adjustments								(986,000)
Gross Carrying Amount								0	0
Accumulated Amortization								0
Net Carrying Amount								0
Licensing Agreements [Member] | Elvis Presley Hound Dog [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Net sales								$ 0
Customer Relationships [Member]
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives						7 years		7 years
Gross Carrying Amount						$ 7,500,000	0	$ 0
Additions								7,500,000
Adjustments								0
Gross Carrying Amount				7,500,000		7,500,000		7,500,000	0
Accumulated Amortization				(848,000)		(848,000)		(35,000)
Net Carrying Amount				6,652,000		$ 6,652,000		$ 7,465,000
Customer Relationships [Member] | Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Estimated useful lives of intangible assets						7 years		7 years
Trade Names [Member]
Intangible Assets [Abstract]
Weighted Average Remaining Useful Lives						15 years		15 years
Gross Carrying Amount						$ 7,190,000	$ 0	$ 0
Additions								7,190,000
Adjustments								0
Gross Carrying Amount				7,190,000		7,190,000		7,190,000	$ 0
Accumulated Amortization				(346,000)		(346,000)		(14,000)
Net Carrying Amount				$ 6,844,000		$ 6,844,000		$ 7,176,000
Trade Names [Member] | Halo Acquisition [Member]
Intangible Asset, Royalties and Goodwill [Abstract]
Estimated useful lives of intangible assets						15 years		15 years